UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     November 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $1,092,007 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDT ETN   06738C778     1624    31510 SH       SOLE                        0        0    31510
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      539    41875 SH       SOLE                        0        0    41875
CANTEL MEDICAL CORP            COM              138098108      430    44729 SH       SOLE                        0        0    44729
DIAMONDS TR                    UNIT SER 1       252787106      999     9219 SH       SOLE                        0        0     9219
DISCOVER FINL SVCS             COM              254709108     1174    87033 SH       SOLE                        0        0    87033
FINISAR                        COM              31787A101       16    15697 SH       SOLE                        0        0    15697
FOREST CITY ENTERPRISES INC    CL A             345550107      233     7600 SH       SOLE                        0        0     7600
ISHARES INC                    MSCI EMU INDEX   464286608      777    19569 SH       SOLE                        0        0    19569
ISHARES INC                    MSCI PAC J IDX   464286665      955    26602 SH       SOLE                        0        0    26602
ISHARES TR                     MSCI VAL IDX     464288877      476    10181 SH       SOLE                        0        0    10181
ISHARES TR                     RUSSELL1000GRW   464287614      499    10272 SH       SOLE                        0        0    10272
ISHARES TR                     KLD SL SOC INX   464288802      237     4681 SH       SOLE                        0        0     4681
ISHARES TR                     S&P NA NAT RES   464287374      336     9330 SH       SOLE                        0        0     9330
ISHARES TR                     RUSSELL 2000     464287655    41338   607916 SH       SOLE                        0        0   607916
ISHARES TR                     RUSL 3000 VALU   464287663      205     2445 SH       SOLE                        0        0     2445
ISHARES TR                     RUSSELL MCP VL   464287473      353     9008 SH       SOLE                        0        0     9008
ISHARES TR                     S&P 100 IDX FD   464287101   136454  2572658 SH       SOLE                        0        0  2572658
ISHARES TR                     S&P EURO PLUS    464287861     6015   150902 SH       SOLE                        0        0   150902
ISHARES TR                     S&P LTN AM 40    464287390      583    15047 SH       SOLE                        0        0    15047
ISHARES TR                     FTSE XNHUA IDX   464287184      306     8865 SH       SOLE                        0        0     8865
ISHARES TR                     MSCI EAFE IDX    464287465    40818   725010 SH       SOLE                        0        0   725010
ISHARES TR                     RUSSELL 1000     464287622    51194   805438 SH       SOLE                        0        0   805438
ISHARES TR                     RUSSELL MIDCAP   464287499    22485   273673 SH       SOLE                        0        0   273673
ISHARES TR                     S&P 500 INDEX    464287200    72298   618881 SH       SOLE                        0        0   618881
ISHARES TR                     S&P MIDCAP 400   464287507     2488    34379 SH       SOLE                        0        0    34379
ISHARES TR                     RUSSELL1000VAL   464287598     2146    33591 SH       SOLE                        0        0    33591
ISHARES TR                     S&P SMLCAP 600   464287804     2159    36274 SH       SOLE                        0        0    36274
MIDCAP SPDR TR                 UNIT SER 1       595635103      316     2400 SH       SOLE                        0        0     2400
MORGAN STANLEY                 COM NEW          617446448     4745   214066 SH       SOLE                        0        0   214066
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    13638   350506 SH       SOLE                        0        0   350506
QUEST DIAGNOSTICS INC          COM              74834l100      264     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      491     7760 SH       SOLE                        0        0     7760
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308    37620  1363060 SH       SOLE                        0        0  1363060
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848      824    27600 SH       SOLE                        0        0    27600
SPDR SERIES TRUST              S&P METALS MNG   78464a755      287     6100 SH       SOLE                        0        0     6100
SPDR TR                        UNIT SER 1       78462F103   621724  5360746 SH       SOLE                        0        0  5360746
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      545    10359 SH       SOLE                        0        0    10359
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     1705    31942 SH       SOLE                        0        0    31942
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     7326   172629 SH       SOLE                        0        0   172629
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    10507   203103 SH       SOLE                        0        0   203103
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      975    28141 SH       SOLE                        0        0    28141
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3516    99983 SH       SOLE                        0        0    99983
WASTE SERVICES INC DEL         COM NEW          941075202      144    19415 SH       SOLE                        0        0    19415
WET SEAL INC                   CL A             961840105      243   114167 SH       SOLE                        0        0   114167